SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of intangible assets

Patents and technology	5 - 30 years
Trademarks	15 - 30 years
Licenses and other agreements	5 - 15 years
Other intangibles	5 - 15 years

Schedule of estimated useful lives or lease term of property, plant and equipment

Buildings and equipment	5 - 50 years
Plant and equipment	3 - 30 years
Furniture, fixtures and leasehold improvements	5 - 20 years